SUBSEQUENT EVENTS (Details) - USD ($)		5 Months Ended
	Apr. 28, 2021	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds		$ 135,240,000
Subsequent Event
Subsequent Event [Line Items]
Minimum net tangible assets upon consummation of business combination	$ 5,000,001
Subscription Agreements | PIPE Investors | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Shares issued	7,500,000
Gross proceeds	$ 75,000,000
Shares issued price per share	$ 10.00